Other assets	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
Other assets	Other assets
Other assets consisted of the following as of December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Lease incentives	$239,607	$251,961
Investments (Note 10)	123,279	132,113
Straight-line rents, prepaid expenses and other	98,443	79,792
Notes receivable	87,745	58,994
Operating lease ROU assets (Note 16)	43,668	—
Debt issuance costs	26,393	36,814
Other tangible fixed assets	26,018	29,151
Derivative assets (Note 11)	11,664	69,105
Inventory	3,157	30,971
Other receivables	355,502	220,289
	$1,015,476	$909,190